RESEARCH AND DEVELOPMENT COSTS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Finite-Lived Intangible Assets [Line Items]
Research and development costs expensed during the year	€ 526,831	€ 559,582	€ 527,847
Total research and development costs	707,385	699,211	643,038
Development costs
Schedule of Finite-Lived Intangible Assets [Line Items]
Amortization of capitalized development costs	€ 180,554	€ 139,629	€ 115,191